Derivative Financial Instruments - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 03, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Derivative Financial Instruments [Line Items]
Outstanding options to purchase common shares | shares		3,534,561	4,032,345	17,361,000
Right exercised | shares		1,136,375	15,685,000
Derivative financial liability		$ 544	$ 221	$ 2,896
Net foreign exchange gain (loss)		14,559
Foreign exchange loss		(14,832)	(2,100)	$ (2,977)
Investor | Class A Ordinary Shares
Disclosure Of Derivative Financial Instruments [Line Items]
Right exercised | shares	18,068,000
Costs of services
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)		14,559	$ 322
Finance costs
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)		$ 18,763
Top of Range | Investor
Disclosure Of Derivative Financial Instruments [Line Items]
Outstanding options to purchase common shares | shares			18,068,000